Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
Commitment and Contingencies
Legal Matters
The Company is periodically involved in litigation and various legal matters that arise in the normal course of business. Such matters are subject to many uncertainties and outcomes that are not predictable. At the current time, the Company does not believe that any of these matters will have a material adverse effect on its financial position or future results of operations and therefore has not recorded any reserves as of December 31, 2017.
Capital Commitments
At December 31, 2017, the Company is a party to a vessel construction contract totaling $25.5 million, of which $18.8 million remains unpaid. Payment is expected to be made in the middle of 2018 upon delivery of the vessel.
Time chartered-in vessels
The Company time charters in one vessel, which was entered into and operated out of a spot market-oriented commercial pool managed by our commercial manager. The Company has an agreement to charter-in one drybulk vessel. The terms of the time charter-in contract are summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Ultramax	2017	62,100	Japan	$10,125	30-Sept-19
Aggregate TC DWT		62,100

Future minimum obligations under non-cancelable time charter-in agreements as of December 31, 2017 was, $6.5 million.
Debt
See Note 11, Debt, to the consolidated financial statements for a schedule of debt and financing obligation payments as of December 31, 2017.
Other
The Company also has certain commitments related to the commercial and technical management of its vessels. As of December 31, 2017, we would be obligated to pay termination fees of $8.7 million to SCM and SSM if we were to cancel our service agreements with them as of December 31, 2017. We are also required to pay SCM for each vessel that we own an amount equal to six months of commissions that SCM would have expected to earn had the contracts not been terminated.  Due to the variable nature of the commissions, they have been excluded from these figures.